Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$44,733,835	$(5,937,573)
Total	$44,733,835	$(5,937,573)
	As of September 30, 2023
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$6,918,572	$(412,780)
Total	$6,918,572	$(412,780)

Schedule of Amortization Expenses
Aggregate Amortization Expenses:
For year ended 9/30/2024	$5,937,573
Estimated Amortization Expenses:
For year ended 9/30/2025	$9,075,894
For year ended 9/30/2026	$8,846,425
For year ended 9/30/2027	$8,753,076
For year ended 9/30/2028	$8,569,665
For year ended 9/30/2029	$3,551,202
2030 and thereafter	$—
Total	$38,796,262

Schedule of Movement of Intangible Assets	The movement of intangible assets is as follows:
	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$6,918,572	$412,780
Additions(a)	37,540,792	5,365,220
Disposal	—	—
Foreign exchange translation	274,471	159,573
Balance at end of the year	$44,733,835	$5,937,573
	As of September 30, 2023
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$—	$—
Additions(a)	6,918,572	426,983
Disposal	—	—
Foreign exchange translation	—	(14,203)
Balance at end of the year	$6,918,572	$412,780

(a)	Additions are all acquired from third-party suppliers in the current year.